UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Semi-Annual Report

May 31, 2024
(Unaudited)

ETC 6 Meridian

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (866) SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 98.1%
Communication Services — 14.9%
Alphabet, Cl A(A)*	31,056	$5,357,160
AT&T	902,290	16,439,723
Comcast, Cl A	133,214	5,332,556
Meta Platforms, Cl A(A)	23,173	10,817,852
Netflix*	9,224	5,918,303
T-Mobile US	30,754	5,380,720
Verizon Communications(A)	259,632	10,683,857
		59,930,171
Consumer Discretionary — 6.3%
Amazon.com(A)*	56,858	10,032,026
General Motors	114,432	5,148,296
Home Depot	15,329	5,133,222
Lowe’s(A)	22,366	4,949,372
		25,262,916
Consumer Staples — 22.3%
Altria Group(A)	232,258	10,741,933
Coca-Cola(A)	82,170	5,170,958
Colgate-Palmolive(A)	110,746	10,294,948
Costco Wholesale(A)	14,092	11,412,971
Kraft Heinz(A)	420,803	14,883,802
PepsiCo(A)	58,108	10,046,873
Philip Morris International	52,981	5,371,214
Procter & Gamble	31,143	5,124,269
Target	32,531	5,080,041
Walmart(A)	172,941	11,372,600
		89,499,609
Description	Shares	Fair Value
Energy — 5.0%
ConocoPhillips(A)	40,926	$4,767,060
Exxon Mobil(A)	131,576	15,428,602
		20,195,662
Financials — 10.2%
American Express	21,986	5,276,640
American International Group	67,125	5,290,793
Capital One Financial(A)	71,855	9,889,404
Charles Schwab	68,242	5,000,774
JPMorgan Chase	26,523	5,374,354
US Bancorp	123,965	5,026,781
Wells Fargo	85,497	5,122,980
		40,981,726
Health Care — 13.9%
AbbVie(A)	62,933	10,147,317
Eli Lilly	13,103	10,748,915
Johnson & Johnson(A)	100,984	14,811,323
Medtronic PLC	62,910	5,118,987
Merck(A)	79,018	9,919,920
UnitedHealth Group	10,512	5,207,329
		55,953,791
Industrials — 6.4%
Caterpillar(A)	30,741	10,406,444
Deere	13,132	4,921,348
General Electric(A)	31,865	5,262,186
Lockheed Martin	11,021	5,183,617
		25,773,595
Information Technology — 13.7%
Adobe(A)*	10,841	4,821,643
Apple(A)	30,058	5,778,651
Cisco Systems(A)	217,284	10,103,706
International Business Machines(A)	61,896	10,327,348
NVIDIA(A)	12,256	13,436,620
QUALCOMM	31,008	6,327,182
Salesforce	18,939	4,440,059
		55,235,209
Materials — 1.3%
Dow	88,918	5,124,344
Real Estate — 1.4%
Simon Property Group‡(A)	36,302	5,492,856
Utilities — 2.7%
Southern	136,575	10,945,121

Total Common Stock (Cost $356,565,508)		394,395,000

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
EXCHANGE TRADED FUND — 3.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	129,120	$11,855,798

Total Exchange Traded Fund (Cost $11,805,566)		11,855,798

SHORT-TERM INVESTMENT — 1.0%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(B)	3,997,531	3,997,531

Total Short-Term Investment (Cost $3,997,531)		3,997,531

Total Investments — 102.1% (Cost $372,368,605)		$410,248,329

WRITTEN OPTIONS — -2.2%
Total Written Options (Premiums Received $5,910,604)		$(8,792,940)

A list of the Exchange Traded Option Contracts held by the Fund at May 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.2)%

Call Options
S&P 500 Index	(195)	$(102,911,445)	$5,300.00	07/19/24	$(1,808,040)
S&P 500 Index	(585)	(308,734,335)	5,200.00	06/21/24	(6,984,900)

Total Written Options (Premiums Received $5,910,604)					$(8,792,940)

Percentages are based on Net Assets of $401,787,312.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   All or a portion of these securities has been pledged as collateral on written options with a fair value of $74,544,458.

(B)   The rate shown is the 7-day effective yield as of May 31, 2024.

Cl       — Class

ETF    — Exchange Traded Fund

PLC    — Public Limited Company

S&P    — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Communication Services — 4.2%
AT&T	37,641	$685,818
Cogent Communications Holdings	9,021	534,224
Iridium Communications	22,767	685,514
Marcus	45,289	482,328
New York Times, Cl A	15,032	769,638
Scholastic	17,103	620,497
TEGNA	45,897	684,324
TKO Group Holdings, Cl A	8,154	889,357
T-Mobile US	3,856	674,646
Verizon Communications	16,197	666,507
		6,692,853
Consumer Discretionary — 7.2%
Adtalem Global Education*	13,524	870,810
Aramark	20,808	668,977
Choice Hotels International	5,389	609,981
Deckers Outdoor*	703	769,026
Grand Canyon Education*	4,836	688,937
McDonald’s	2,208	571,629
Murphy USA	1,569	688,399
Ollie’s Bargain Outlet Holdings*	8,626	711,041
O’Reilly Automotive*	596	574,103
Perdoceo Education	36,930	830,925
Strategic Education	6,076	689,140
Stride*	10,652	731,366
Sturm Ruger	15,223	676,510
Texas Roadhouse, Cl A	4,270	737,301
Description	Shares	Fair Value
Consumer Discretionary (continued)
Ulta Beauty*	1,177	$465,021
Wendy’s	34,692	605,375
Wingstop	1,747	644,032
		11,532,573
Consumer Staples — 19.5%
Altria Group	15,597	721,361
BellRing Brands*	10,722	623,699
BJ’s Wholesale Club Holdings*	8,959	789,019
Boston Beer, Cl A*	2,182	684,428
Cal-Maine Foods	11,309	697,426
Campbell Soup	14,935	662,815
Casey’s General Stores	2,145	711,668
Church & Dwight	6,311	675,340
Clorox	4,294	564,919
Coca-Cola	10,860	683,420
Coca-Cola Consolidated	796	780,907
Colgate-Palmolive	7,416	689,391
Conagra Brands	23,134	691,244
Edgewell Personal Care	17,268	666,199
Flowers Foods	28,601	664,115
Fresh Del Monte Produce	26,663	622,848
Grocery Outlet Holding*	24,820	545,792
Ingredion	5,558	653,510
J & J Snack Foods	4,493	731,056
John B Sanfilippo & Son	6,327	637,951
Kellanova	12,006	724,442
Keurig Dr Pepper	22,146	758,501
Kimberly-Clark	5,181	690,627
Kraft Heinz	18,292	646,988
Kroger	12,805	670,598
Lamb Weston Holdings	6,311	557,198
Lancaster Colony	3,161	586,366
McCormick	9,465	683,562
Molson Coors Beverage, Cl B	10,296	564,324
Mondelez International, Cl A	9,030	618,826
National Beverage*	12,641	584,014
PepsiCo	3,964	685,376
Performance Food Group*	8,436	587,146
Pilgrim’s Pride*	20,223	726,612
Post Holdings*	6,213	662,119
PriceSmart	7,781	654,771
Procter & Gamble	4,053	666,881
Simply Good Foods*	19,474	749,555
SpartanNash	32,386	636,385
Sprouts Farmers Market*	10,207	806,148
Sysco	8,166	594,648
Tootsie Roll Industries	20,291	593,715

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Consumer Staples (continued)
TreeHouse Foods*	17,975	$652,672
Universal	13,005	623,720
US Foods Holding*	12,290	649,281
Walmart	10,677	702,120
WD-40	2,541	570,937
		31,144,640
Energy — 2.1%
California Resources	12,172	576,344
Chevron	4,355	706,817
DT Midstream	11,088	743,783
Exxon Mobil	6,051	709,540
Phillips 66	4,400	625,284
		3,361,768
Financials — 13.5%
Ambac Financial Group*	42,771	757,901
AMERISAFE	12,121	531,263
Aon PLC, Cl A	2,039	574,264
Assurant	3,592	623,104
Assured Guaranty	7,082	550,413
Cboe Global Markets	3,442	595,432
Chubb	2,581	698,986
CME Group, Cl A	2,944	597,573
Donnelley Financial Solutions*	10,040	612,038
Employers Holdings	14,270	601,909
Erie Indemnity, Cl A	1,567	567,928
Everest Group	1,744	681,782
EZCORP, Cl A*	62,244	652,940
Federated Hermes, Cl B	17,927	594,639
FirstCash Holdings	5,612	661,767
Hanover Insurance Group	4,906	647,249
HCI Group	6,583	631,178
Horace Mann Educators	18,272	624,354
Kinsale Capital Group	1,177	451,521
Mercury General	13,382	747,117
Morningstar	2,082	600,137
Old Republic International	22,081	701,734
Progressive	3,293	695,416
Radian Group	21,668	676,909
Reinsurance Group of America, Cl A	3,535	741,643
RenaissanceRe Holdings	2,832	645,300
RLI	4,349	634,867
Safety Insurance Group	8,106	626,999
Selective Insurance Group	6,175	602,742
SiriusPoint*	52,493	690,283
Western Union	46,998	601,574
Description	Shares	Fair Value
Financials (continued)
Willis Towers Watson	2,347	$599,166
WisdomTree	78,294	780,590
WR Berkley	7,629	618,178
		21,618,896
Health Care — 20.5%
Abbott Laboratories	5,416	553,461
AbbVie	3,569	575,466
Addus HomeCare*	6,513	747,759
Alkermes*	22,344	522,850
Amedisys*	6,947	633,219
Amgen	2,333	713,547
ANI Pharmaceuticals*	9,825	637,643
Becton Dickinson	2,739	635,366
Boston Scientific*	9,592	724,867
Cardinal Health	5,841	579,836
Centene*	8,333	596,559
Chemed	1,013	561,577
Collegium Pharmaceutical*	17,626	584,126
Corcept Therapeutics*	28,078	847,113
CorVel*	2,776	665,824
CVS Health	8,698	518,401
Dynavax Technologies*	50,804	609,140
Elevance Health	1,275	686,562
Eli Lilly	826	677,601
Encompass Health	8,437	728,872
Ensign Group	5,143	623,537
Exelixis*	28,898	626,798
Gilead Sciences	8,902	572,132
HealthEquity*	8,025	655,482
HealthStream	24,463	667,595
Henry Schein*	8,581	595,007
Inari Medical*	15,042	752,100
Innoviva*	42,601	672,670
Integer Holdings*	5,610	680,156
Jazz Pharmaceuticals*	5,512	580,138
Johnson & Johnson	4,058	595,187
LeMaitre Vascular	9,540	752,515
Masimo*	4,987	620,882
McKesson	1,227	698,887
Medtronic PLC	7,559	615,076
Merck	5,223	655,695
Merit Medical Systems*	8,634	700,649
Molina Healthcare*	1,664	523,461
National HealthCare	6,796	718,677
Neurocrine Biosciences*	4,886	661,613
OraSure Technologies*	92,787	438,883
Pacira BioSciences*	21,474	651,306

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Health Care (continued)
Patterson	24,081	$592,152
Perrigo PLC	23,023	633,823
Premier, Cl A	30,894	584,514
Prestige Consumer Healthcare*	9,056	582,391
Quest Diagnostics	5,091	722,769
Regeneron Pharmaceuticals*	661	647,886
United Therapeutics*	2,723	749,178
UnitedHealth Group	1,365	676,180
Varex Imaging*	37,383	577,567
		32,624,695
Industrials — 9.1%
AeroVironment*	3,547	717,026
Brady, Cl A	11,271	769,472
BWX Technologies	6,122	564,020
CACI International, Cl A*	1,714	727,559
CoreCivic*	43,816	703,247
Curtiss-Wright	2,673	755,978
FTI Consulting*	3,132	672,754
General Dynamics	2,357	706,558
Hexcel	8,504	585,670
KBR	10,472	687,592
Liquidity Services*	36,389	713,588
Lockheed Martin	1,491	701,277
National Presto Industries	8,543	636,283
Northrop Grumman	1,398	630,176
Republic Services, Cl A	3,518	651,498
RTX	7,159	771,812
Science Applications International	4,508	607,002
Verisk Analytics, Cl A	2,739	692,364
Verra Mobility, Cl A*	29,757	792,726
Waste Management	3,104	654,106
Woodward	4,354	812,021
		14,552,729
Information Technology — 4.6%
A10 Networks	47,727	723,065
CommVault Systems*	6,503	699,625
Dolby Laboratories, Cl A	7,931	642,490
GoDaddy, Cl A*	5,902	824,096
Insight Enterprises*	3,467	677,799
InterDigital	6,022	685,725
Juniper Networks	17,268	615,950
Manhattan Associates*	2,533	556,095
N-able*	49,666	663,041
NetScout Systems*	30,377	623,943
Progress Software	12,185	617,170
		7,328,999
Description	Shares	Fair Value
Materials — 1.2%
AptarGroup	4,516	$666,968
NewMarket	1,029	550,587
Royal Gold	5,835	747,989
		1,965,544
Real Estate — 4.1%
CareTrust‡	27,472	702,459
Equity LifeStyle Properties‡	9,765	612,949
Essential Properties Realty Trust‡	26,151	700,324
Four Corners Property Trust‡	26,734	652,577
Gaming and Leisure Properties‡	14,218	638,388
Getty Realty‡	23,784	656,676
LTC Properties‡	20,383	701,175
NNN REIT‡	15,579	650,735
Omega Healthcare Investors‡	20,905	675,859
WP Carey‡	11,273	635,797
		6,626,939
Utilities — 13.6%
ALLETE	11,204	707,533
Ameren	8,844	648,884
American States Water	9,058	666,578
Atmos Energy	5,610	650,311
Avista	19,395	717,227
California Water Service Group	14,182	707,540
CenterPoint Energy	22,852	697,215
Chesapeake Utilities	6,278	703,199
CMS Energy	10,723	674,798
Consolidated Edison	7,197	680,476
DTE Energy	5,784	674,010
Duke Energy	6,873	711,837
Essential Utilities	18,511	698,420
Evergy	12,759	697,407
IDACORP	7,319	698,745
MGE Energy	8,196	656,745
New Jersey Resources	15,192	660,244
Northwest Natural Holding	17,302	647,441
Northwestern Energy Group	13,284	690,237
OGE Energy	19,073	692,350
ONE Gas	10,441	643,479
Pinnacle West Capital	9,268	730,874
PPL	24,081	706,296
Public Service Enterprise Group	9,966	755,024
SJW Group	11,324	619,536
Southern	9,429	755,640
Spire	10,642	652,248
Unitil	12,475	667,288
Vistra	10,615	1,051,734

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Utilities (continued)
WEC Energy Group	7,961	$645,080
Xcel Energy	13,347	740,091
		21,648,487

Total Common Stock (Cost $147,700,501)		159,098,123

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(A)	478,673	478,673

Total Short-Term Investment (Cost $478,673)		478,673

Total Investments — 99.9% (Cost $148,179,174)		$159,576,796

Percentages are based on Net Assets of $159,685,944

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate reported is the 7-day effective yield as of May 31, 2024.

Cl      — Class

PLC  — Public Limited Company

REIT — Real Estate Investment Trust

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 15.2%
Alphabet, Cl A*	18,833	$3,248,693
AT&T	547,191	9,969,820
Comcast, Cl A	80,787	3,233,904
Meta Platforms, Cl A	14,054	6,560,828
Netflix*	5,592	3,587,939
T-Mobile US	18,649	3,262,829
Verizon Communications	157,457	6,479,356
		36,343,369
Consumer Discretionary — 6.4%
Amazon.com*	34,482	6,084,004
General Motors	69,396	3,122,126
Home Depot	9,295	3,112,617
Lowe’s	13,562	3,001,135
		15,319,882
Consumer Staples — 22.5%
Altria Group	140,856	6,514,590
Coca-Cola	49,830	3,135,802
Colgate-Palmolive	67,164	6,243,565
Costco Wholesale	8,545	6,920,511
Kraft Heinz	255,194	9,026,212
PepsiCo	35,239	6,092,823
Philip Morris International	32,129	3,257,238
Procter & Gamble	18,885	3,107,338
Target	19,728	3,080,724
Walmart	104,883	6,897,106
		54,275,909
Description	Shares	Fair Value
Energy — 5.1%
ConocoPhillips	24,820	$2,891,034
Exxon Mobil	79,794	9,356,644
		12,247,678
Financials — 10.4%
American Express	13,331	3,199,440
American International Group	40,706	3,208,447
Capital One Financial	43,578	5,997,640
Charles Schwab	41,383	3,032,546
JPMorgan Chase	16,084	3,259,101
US Bancorp	75,178	3,048,468
Wells Fargo	51,848	3,106,732
		24,852,374
Health Care — 14.2%
AbbVie	38,167	6,154,047
Eli Lilly	7,945	6,517,601
Johnson & Johnson	61,240	8,982,072
Medtronic PLC	38,152	3,104,428
Merck	47,921	6,016,002
UnitedHealth Group	6,374	3,157,488
		33,931,638
Industrials — 6.5%
Caterpillar	18,642	6,310,690
Deere	7,964	2,984,589
General Electric	19,323	3,191,000
Lockheed Martin	6,683	3,143,282
		15,629,561
Information Technology — 14.0%
Adobe*	6,574	2,923,853
Apple	18,227	3,504,141
Cisco Systems	131,776	6,127,584
International Business Machines	37,537	6,263,048
NVIDIA	7,431	8,146,828
QUALCOMM	18,804	3,836,956
Salesforce	11,485	2,692,543
		33,494,953
Materials — 1.3%
Dow	53,923	3,107,582
Real Estate — 1.4%
Simon Property Group‡	22,015	3,331,090
Utilities — 2.8%
Southern	82,827	6,637,756

Total Common Stock (Cost $216,685,070)		239,171,792

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(A)	300,526	$300,526

Total Short-Term Investment (Cost $300,526)		300,526

Total Investments — 99.9% (Cost $216,985,596)		$239,472,318

Percentages are based on Net Assets of $239,704,428.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2024.

Cl     — Class

PLC — Public Limited Company

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 1.7%
Cogent Communications Holdings	11,957	$708,094
Marcus	60,633	645,741
		1,353,835
Consumer Discretionary — 13.3%
Adtalem Global Education*	18,107	1,165,910
Buckle	21,609	832,811
Golden Entertainment	26,963	816,170
Green Brick Partners*	16,878	921,539
M*	7,096	886,432
Movado Group	31,577	836,791
Perdoceo Education	101,638	2,286,854
Stride*	14,149	971,470
Sturm Ruger	20,672	918,664
Worthington Enterprises	13,906	793,059
		10,429,700
Consumer Staples — 12.3%
Andersons	16,361	856,334
Cal-Maine Foods	30,855	1,902,828
J & J Snack Foods	6,135	998,226
John B Sanfilippo & Son	8,775	884,783
National Beverage*	16,837	777,869
Simply Good Foods*	25,779	992,234
SpartanNash	42,781	840,647
Description	Shares	Fair Value
Consumer Staples (continued)
Tootsie Roll Industries	27,515	$805,089
Universal	17,940	860,402
WD-40	3,379	759,228
		9,677,640
Energy — 7.7%
California Resources	16,391	776,114
CVR Energy	27,157	756,594
Helmerich & Payne	22,896	871,422
Par Pacific Holdings*	24,930	676,600
RPC	117,995	805,906
SM Energy	20,016	1,009,407
US Silica Holdings*	76,592	1,186,410
		6,082,453
Financials — 20.5%
Ambac Financial Group*	58,211	1,031,499
AMERISAFE	16,562	725,912
Axos Financial*	17,025	917,137
Bread Financial Holdings	23,091	964,280
Employers Holdings	38,497	1,623,804
Enova International*	13,778	849,414
Hanmi Financial	56,622	892,363
HCI Group	8,993	862,249
PennyMac Mortgage Investment Trust‡	62,056	848,926
Preferred Bank	11,697	874,000
PROG Holdings	27,157	1,026,263
Safety Insurance Group	11,111	859,436
SiriusPoint*	72,162	948,930
Virtus Investment Partners	3,841	878,014
Westamerica BanCorp	18,232	890,086
WisdomTree	109,282	1,089,542
World Acceptance*	7,092	911,251
		16,193,106
Health Care — 18.7%
Alkermes*	29,338	686,509
Collegium Pharmaceutical*	48,313	1,601,093
Corcept Therapeutics*	37,664	1,136,323
CorVel*	3,745	898,238
Cross Country Healthcare*	49,134	742,906
Ensign Group	6,948	842,376
Harmony Biosciences Holdings*	28,393	834,754
HealthStream	32,959	899,451
Innoviva*	117,895	1,861,563
Merit Medical Systems*	11,620	942,963
National HealthCare	9,277	981,043

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Health Care (continued)
OraSure Technologies*	124,736	$590,001
Organon	49,191	1,049,244
Pacira BioSciences*	29,658	899,527
Prestige Consumer Healthcare*	12,255	788,119
		14,754,110
Industrials — 10.2%
Brady, Cl A	15,177	1,036,134
DNOW*	61,101	891,464
Liquidity Services*	49,495	970,597
Masterbrand*	50,943	851,258
Mueller Industries	17,147	1,010,129
National Presto Industries	11,690	870,671
Titan International*	69,350	573,525
Verra Mobility, Cl A*	40,422	1,076,842
Wabash National	32,303	730,370
		8,010,990
Information Technology — 5.8%
A10 Networks	65,700	995,355
Insight Enterprises*	4,708	920,414
Photronics*	30,680	839,098
Progress Software	16,617	841,651
ScanSource*	20,167	956,521
		4,553,039
Materials — 3.7%
Clearwater Paper*	22,414	1,191,080
Olympic Steel	13,614	709,834
Warrior Met Coal	14,857	1,016,664
		2,917,578
Real Estate — 2.4%
CareTrust‡	37,375	955,679
Getty Realty‡	32,420	895,116
		1,850,795
Utilities — 3.5%
Avista	26,063	963,809
MGE Energy	11,091	888,722
Northwest Natural Holding	23,471	878,285
		2,730,816

Total Common Stock (Cost $74,698,320)		78,554,062
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(A)	131,420	$131,420

Total Short-Term Investment (Cost $131,420)		131,420

Total Investments — 100.0% (Cost $74,829,740)		$78,685,482

Percentages are based on Net Assets of $78,709,263.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2024.

Cl — Class

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Sector Weightings†

41.6% Information Technology
16.1% Health Care
10.0% Financials
8.5% Industrials
8.4% Consumer Discretionary
7.3% Consumer Staples
7.2% Communication Services
0.5% Short-Term Investment
0.4% Energy

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Communication Services — 7.1%
Alphabet, Cl A*	14,774	$2,548,515
Pinterest, Cl A*	7,802	323,705
Yelp, Cl A*	731	27,025
		2,899,245
Consumer Discretionary — 8.4%
Deckers Outdoor*	291	318,331
DoorDash, Cl A*	3,524	388,028
Grand Canyon Education*	335	47,724
Home Depot	4,741	1,587,618
Lululemon Athletica*	1,346	419,938
Murphy USA	209	91,699
NVR*	30	230,422
Ulta Beauty*	554	218,880
Valvoline*	1,481	60,129
YETI Holdings*	1,019	41,514
		3,404,283
Consumer Staples — 7.3%
Cal-Maine Foods	490	30,218
Coca-Cola Consolidated	66	64,749
Costco Wholesale	2,274	1,841,690
Kimberly-Clark	3,806	507,340
Lancaster Colony	217	40,254
Monster Beverage*	8,471	439,814
National Beverage*	272	12,566
WD-40	154	34,602
		2,971,233
Energy — 0.4%
Liberty Energy, Cl A	1,712	42,269
Texas Pacific Land	213	130,848
		173,117
Description	Shares	Fair Value
Financials — 10.0%
Mastercard, Cl A	3,817	$1,706,466
Rocket, Cl A*	20,695	287,660
Toast, Cl A*	5,572	135,010
Visa, Cl A	7,137	1,944,547
		4,073,683
Health Care — 16.1%
Alkermes*	1,919	44,905
Axonics*	581	38,979
Catalyst Pharmaceuticals*	1,242	20,083
Chemed	162	89,808
Corcept Therapeutics*	963	29,054
CorVel*	99	23,745
Edwards Lifesciences*	6,306	547,928
Exelixis*	3,427	74,332
Halozyme Therapeutics*	1,435	63,556
Hims & Hers Health*	1,646	31,965
IDEXX Laboratories*	940	467,133
Incyte*	2,136	123,439
Intuitive Surgical*	3,749	1,507,549
Lantheus Holdings*	793	64,891
Neurocrine Biosciences*	1,116	151,118
Regeneron Pharmaceuticals*	1,223	1,198,736
Shockwave Medical*	416	139,360
Veeva Systems, Cl A*	1,624	282,982
Vertex Pharmaceuticals*	3,004	1,367,840
West Pharmaceutical Services	817	270,762
		6,538,165
Industrials — 8.5%
A O Smith	1,627	136,082
AAON	770	57,789
Cintas	971	658,308
Copart*	9,831	521,632
CSW Industrials	165	41,953
Expeditors International of Washington	1,605	194,045
Fastenal	6,453	425,769
Graco	1,866	150,679
Kforce	206	12,733
Landstar System	394	71,720
Mueller Industries	1,250	73,638
Old Dominion Freight Line	2,204	386,251
Rollins	3,311	151,280
Trex*	1,221	105,592
WW Grainger	506	466,259
		3,453,730
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology — 41.8%
Accenture PLC, Cl A	4,252	$1,200,297
Adobe*	2,960	1,316,489
Agilysys*	265	25,300
Appfolio, Cl A*	372	84,935
Apple	11,748	2,258,553
Applied Materials	7,563	1,626,650
Arista Networks*	2,745	817,049
Badger Meter	329	63,483
Blackbaud*	588	45,829
Cadence Design Systems*	3,006	860,648
CommVault Systems*	475	51,103
Crowdstrike Holdings, Cl A*	2,456	770,374
Datadog, Cl A*	3,521	387,944
DigitalOcean Holdings*	610	22,601
DoubleVerify Holdings*	1,516	27,591
Intuit	2,279	1,313,706
Lattice Semiconductor*	1,450	107,648
Manhattan Associates*	662	145,335
Monolithic Power Systems	499	367,079
Motorola Solutions	1,891	690,045
Napco Security Technologies	407	20,208
NVIDIA	2,137	2,342,858
Qualys*	409	57,514
ServiceNow*	1,927	1,265,904
SPS Commerce*	398	74,860
Synopsys*	1,697	951,678
		16,895,681

Total Common Stock (Cost $35,577,887)		40,409,137
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(A)	185,216	$185,216

Total Short-Term Investment (Cost $185,216)		185,216

Total Investments — 100.1% (Cost $35,763,103)		$40,594,353

Percentages are based on Net Assets of $40,563,123.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   The rate shown is the 7-day effective yield as of May 31, 2024.

Cl     — Class
PLC — Public Limited Company

As of May 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$372,368,605	$148,179,174	$216,985,596
Investments, at Fair Value	$410,248,329	$159,576,796	$239,472,318
Cash and Cash Equivalents	75	34,357	—
Dividends Receivable	728,305	208,605	428,950
Deposits at Broker for Options	295	—	—
Reclaims Receivable	—	1,271	—
Prepaid Expenses	4,374	4,514	4,472
Total Assets	410,981,378	159,825,543	239,905,740

Liabilities:
Options Written, at Value (Premiums Received $5,910,604, $— and $—, respectively)	8,792,940	—	—
Advisory Fees Payable	201,694	81,837	122,796
Accrued Interest Expense on Broker Account	82,573	—	—
Payable due to Administrator	23,771	9,391	14,091
Custody Fees Payable	14,478	7,751	7,997
Payable for Trustees’ Fee	12,528	3,905	7,190
Transfer Agent Fees Payable	11,290	14,945	16,714
Audit Fees Payable	8,750	8,750	8,750
Chief Compliance Officer Fees Payable	1,849	490	1,082
Other Accrued Expenses	44,193	12,530	22,692

Total Liabilities	9,194,066	139,599	201,312

Net Assets	$401,787,312	$159,685,944	$239,704,428

Net Assets Consist of:
Paid-in Capital	$432,589,478	$168,751,148	$240,674,134
Total Distributable Earnings (Accumulated Losses)	(30,802,166)	(9,065,204)	(969,706)

Net Assets	$401,787,312	$159,685,944	$239,704,428
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	11,200,000	4,600,000	5,850,000
Net Asset Value, Offering and Redemption Price Per Share	$35.87	$34.71	$40.98

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

May 31, 2024 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$74,829,740	$35,763,103
Investments, at Fair Value	$78,685,482	$40,594,353
Cash and Cash Equivalents	8,645	—
Dividends Receivable	90,109	21,193
Prepaid Expenses	4,559	4,581
Total Assets	78,788,795	40,620,127

Liabilities:
Advisory Fees Payable	39,737	25,116
Transfer Agent Fees Payable	14,023	14,072
Audit Fees Payable	8,750	8,750
Payable due to Administrator	4,560	2,412
Custody Fees Payable	3,605	2,311
Payable for Trustees’ Fee	1,934	912
Chief Compliance Officer Fees Payable	252	114
Other Accrued Expenses	6,671	3,317

Total Liabilities	79,532	57,004

Net Assets	$78,709,263	$40,563,123

Net Assets Consist of:
Paid-in Capital	$90,342,671	$40,402,237
Total Distributable Earnings (Accumulated Losses)	(11,633,408)	160,886

Net Assets	$78,709,263	$40,563,123
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,700,000	1,450,000
Net Asset Value, Offering and Redemption Price Per Share	$46.30	$27.97

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2024 (Unaudited)

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$5,115,760	$1,531,589	$2,734,661
Less: Reclaims Withheld	—	(1,271)	—

Total Investment Income	5,115,760	1,530,318	2,734,661

Expenses:
Advisory Fees	1,177,199	459,404	671,562
Interest Expense on Broker Account	520,494	—	—
Administration Fees	135,088	52,719	77,064
Trustees’ Fees	39,744	14,735	22,473
Custodian Fees	21,846	6,938	12,392
Legal Fees	18,039	6,639	10,371
Transfer Agent Fees	16,913	19,648	24,146
Chief Compliance Officer Fees	10,031	3,730	5,654
Audit Fees	8,750	8,750	8,750
Registration Fees	7,089	4,506	6,505
Printing Fees	6,292	2,315	3,812
Pricing Fees	839	365	438
Other Fees	22,579	7,966	11,605
Total Expenses	1,984,903	587,715	854,772

Net Investment Income (Loss)	3,130,857	942,603	1,879,889

Net Realized Gain (Loss) on:
Investments(1)	38,178,239	1,309,532	19,971,395
Written Options	(31,418,966)	—	—

Net Realized Gain (Loss)	6,759,273	1,309,532	19,971,395

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,400,094	12,087,805	12,616,602
Written Options	5,367,454	—	—

Net Unrealized Appreciation (Depreciation)	24,767,548	12,087,805	12,616,602

Net Realized and Unrealized Gain (Loss)	31,526,821	13,397,337	32,587,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,657,678	$14,339,940	$34,467,886

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the Six Months Ended May 31, 2024 (Unaudited) (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$722,169	$95,012
Total Investment Income	722,169	95,012

Expenses:
Advisory Fees	221,177	110,296
Administration Fees	25,381	12,657
Transfer Agent Fees	19,301	19,811
Audit Fees	8,750	8,750
Trustees’ Fees	7,042	3,451
Registration Fees	4,729	4,586
Custodian Fees	3,569	1,271
Legal Fees	3,198	1,582
Chief Compliance Officer Fees	1,780	871
Printing Fees	1,563	557
Pricing Fees	162	70
Other Fees	3,718	1,987
Advisory Waiver Recapture (Note 3)	—	15,342
Total Expenses	300,370	181,231

Net Investment Income (Loss)	421,799	(86,219)

Net Realized Gain (Loss) on:
Investments(1)	832,722	2,278,180

Net Realized Gain (Loss)	832,722	2,278,180

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,771,875	1,193,515

Net Unrealized Appreciation (Depreciation)	3,771,875	1,193,515

Net Realized and Unrealized Gain (Loss)	4,604,597	3,471,695

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,026,396	$3,385,476

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$3,130,857	$7,391,093
Net Realized Gain (Loss)(1)	6,759,273	9,111,703
Net Change in Unrealized Appreciation (Depreciation)	24,767,548	451,536
Net Increase (Decrease) in Net Assets Resulting from Operations	34,657,678	16,954,332

Distributions:	(3,385,695)	(7,207,938)

Capital Share Transactions:
Issued	269,779,824	392,485,217
Redeemed	(262,249,220)	(354,122,280)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,530,604	38,362,937

Total Increase (Decrease) in Net Assets	38,802,587	48,109,331

Net Assets:
Beginning of Year/Period	362,984,725	314,875,394
End of Year/Period	$401,787,312	$362,984,725

Share Transactions:
Issued	7,800,000	12,300,000
Redeemed	(7,575,000)	(11,100,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	225,000	1,200,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$942,603	$2,389,513
Net Realized Gain (Loss)(1)	1,309,532	(2,422,750)
Net Change in Unrealized Appreciation (Depreciation)	12,087,805	(8,378,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,339,940	(8,411,903)

Distributions:	(1,051,248)	(2,332,485)

Capital Share Transactions:
Issued	40,583,832	42,924,208
Redeemed	(33,956,268)	(49,309,011)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,627,564	(6,384,803)

Total Increase (Decrease) in Net Assets	19,916,256	(17,129,191)

Net Assets:
Beginning of Year/Period	139,769,688	156,898,879
End of Year/Period	$159,685,944	$139,769,688

Share Transactions:
Issued	1,200,000	1,300,000
Redeemed	(1,000,000)	(1,500,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	(200,000)

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$1,879,889	$4,055,579
Net Realized Gain (Loss)(1)	19,971,395	1,540,827
Net Change in Unrealized Appreciation (Depreciation)	12,616,602	595,665
Net Increase (Decrease) in Net Assets Resulting from Operations	34,467,886	6,192,071

Distributions:	(2,032,625)	(3,928,312)

Capital Share Transactions:
Issued	161,267,565	199,380,193
Redeemed	(144,841,064)	(188,481,751)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,426,501	10,898,442

Total Increase (Decrease) in Net Assets	48,861,762	13,162,201

Net Assets:
Beginning of Year/Period	190,842,666	177,680,465
End of Year/Period	$239,704,428	$190,842,666

Share Transactions:
Issued	4,150,000	5,825,000
Redeemed	(3,725,000)	(5,525,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	425,000	300,000

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$421,799	$1,252,645
Net Realized Gain (Loss)(1)	832,722	(1,479,582)
Net Change in Unrealized Appreciation (Depreciation)	3,771,875	(127,104)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,026,396	(354,041)

Distributions:	(525,509)	(1,166,152)

Capital Share Transactions:
Issued	31,948,577	39,304,120
Redeemed	(21,625,879)	(39,212,642)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,322,698	91,478

Total Increase (Decrease) in Net Assets	14,823,585	(1,428,715)

Net Assets:
Beginning of Year/Period	63,885,678	65,314,393
End of Year/Period	$78,709,263	$63,885,678

Share Transactions:
Issued	700,000	875,000
Redeemed	(475,000)	(875,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	225,000	—

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

(Concluded)

	ETC 6 Meridian Quality Growth ETF
	For the Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations:
Net Investment Income (Loss)	$(86,219)	$(74,704)
Net Realized Gain (Loss)(1)	2,278,180	47,007
Net Change in Unrealized Appreciation (Depreciation)	1,193,515	4,110,525
Net Increase (Decrease) in Net Assets Resulting from Operations	3,385,476	4,082,828

Distributions:	—	(12,666)
Return of Capital	—	(6,245)

Capital Share Transactions:
Issued	16,809,744	11,518,982
Redeemed	(10,589,524)	(13,630,937)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,220,220	(2,111,955)

Total Increase (Decrease) in Net Assets	9,605,696	1,951,962

Net Assets:
Beginning of Year/Period	30,957,427	29,005,465
End of Year/Period	$40,563,123	$30,957,427

Share Transactions:
Issued	600,000	500,000
Redeemed	(375,000)	(600,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	225,000	(100,000)

(1)          Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,						Period Ended November 30, 2020†
			2023		2022		2021
Net Asset Value, beginning of year/period	$33.07		$32.21		$29.54		$26.65		$25.34
Investment Activities
Net Investment income*	0.28		0.69		0.67		0.50		0.25
Net realized and unrealized gain (loss)	2.83		0.84		2.66		2.88		1.30
Total from investment activities	3.11		1.53		3.33		3.38		1.55
Distributions to shareholders from:
Net Investment Income	(0.31)		(0.67)		(0.66)		(0.49)		(0.24)
Total Distributions	(0.31)		(0.67)		(0.66)		(0.49)		(0.24)
Net Asset Value, end of year/period	$35.87		$33.07		$32.21		$29.54		$26.65
Net Asset Value, Total Return (%)(1)	9.43		4.86		11.44		12.76		6.14
Ratios to Average Net Assets
Expenses (%)	1.03	(2)(3)	1.01	(4)	0.82	(5)	0.84	(6)	0.87	(2)(7)
Expenses excluding waivers (%)	1.03	(2)(3)	1.01	(4)	0.82	(5)	0.84	(6)	0.87	(2)(7)
Net investment income (loss) (%)	1.62	(2)(3)	2.15	(4)	2.22	(5)	1.72	(6)	1.71	(2)(7)
Supplemental Data
Net Assets end of year/period (000)	$401,787		$362,985		$314,875		$246,619		$202,524
Portfolio turnover(%)(8)	86		160		164		171		49

*       Per share data calculated using average shares method.

†             Commenced operations on May 8, 2020.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)          Annualized.

(3)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 1.89%.

(4)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.76%, 0.76% and 2.40%.

(5)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78%, and 2.26%.

(6)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(7)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(8)        Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Low Beta Equity Strategy ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,			Period Ended November 30, 2020†
			2023	2022	2021
Net Asset Value, beginning of year/period	$31.77		$34.11	$33.63	$28.70	$25.54
Investment Activities
Net Investment income*	0.21		0.53	0.44	0.21	0.10
Net realized and unrealized gain (loss)	2.97		(2.36)	0.49	4.94	3.15
Total from investment activities	3.18		(1.83)	0.93	5.15	3.25
Distributions to shareholders from:
Net Investment Income	(0.24)		(0.51)	(0.45)	(0.22)	(0.09)
Total Distributions	(0.24)		(0.51)	(0.45)	(0.22)	(0.09)
Net Asset Value, end of year/period	$34.71		$31.77	$34.11	$33.63	$28.70
Net Asset Value, Total Return (%)(1)	10.02		(5.35)	2.80	17.96	12.72
Ratios to Average Net Assets
Expenses (%)	0.78	(2)	0.79	0.80	0.82	0.88	(2)
Expenses excluding waivers (%)	0.78	(2)	0.79	0.80	0.82	0.88	(2)
Net investment income (loss) (%)	1.25	(2)	1.64	1.32	0.64	0.65	(2)
Supplemental Data
Net Assets end of year/period (000)	$159,686		$139,770	$156,899	$137,049	$93,283
Portfolio turnover(%)(3)	31		59	73	70	13

*       Per share data calculated using average shares method.

†             Commenced operations on May 8, 2020.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)          Annualized.

(3)        Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Mega Cap Equity ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,			Period Ended November 30, 2020†
			2023	2022	2021
Net Asset Value, beginning of year/period	$35.18		$34.67	$34.50	$29.14	$25.38
Investment Activities
Net Investment income*	0.33		0.77	0.77	0.58	0.27
Net realized and unrealized gain (loss)	5.83		0.48	0.14	5.39	3.74
Total from investment activities	6.16		1.25	0.91	5.97	4.01
Distributions to shareholders from:
Net Investment Income	(0.36)		(0.74)	(0.74)	(0.58)	(0.25)
Net realized capital gains	—		—	—	(0.03)	—
Total Distributions	(0.36)		(0.74)	(0.74)	(0.61)	(0.25)
Net Asset Value, end of year/period	$40.98		$35.18	$34.67	$34.50	$29.14
Net Asset Value, Total Return (%)(1)	17.58		3.74	2.73	20.59	15.88
Ratios to Average Net Assets
Expenses (%)	0.78	(2)	0.78	0.80	0.82	0.86	(2)
Expenses excluding waivers (%)	0.78	(2)	0.78	0.80	0.82	0.86	(2)
Net investment income (loss) (%)	1.71	(2)	2.26	2.27	1.76	1.72	(2)
Supplemental Data
Net Assets end of year/period (000)	$239,704		$190,843	$177,680	$158,680	$115,827
Portfolio turnover(%)(3)	83		144	160	166	38

*       Per share data calculated using average shares method.

†             Commenced operations on May 8, 2020.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)          Annualized.

(3)        Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Continued)

ETC 6 Meridian Small Cap Equity ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,			Period Ended November 30, 2020†
			2023	2022	2021
Net Asset Value, beginning of year/period	$43.31		$44.28	$49.08	$35.05	$26.43
Investment Activities
Net Investment income*	0.27		0.83	0.56	0.40	0.13
Net realized and unrealized gain (loss)	3.05		(1.02)	(4.76)	14.00	8.60
Total from investment activities	3.32		(0.19)	(4.20)	14.40	8.73
Distributions to shareholders from:
Net Investment Income	(0.33)		(0.78)	(0.60)	(0.37)	(0.11)
Total Distributions	(0.33)		(0.78)	(0.60)	(0.37)	(0.11)
Net Asset Value, end of year/period	$46.30		$43.31	$44.28	$49.08	$35.05
Net Asset Value, Total Return (%)(1)	7.67		(0.37)	(8.58)	41.20	33.11
Ratios to Average Net Assets
Expenses (%)	0.83	(2)	0.85	0.89	0.88	1.00	(2)
Expenses excluding waivers (%)	0.83	(2)	0.85	0.89	0.88	1.10	(2)
Net investment income (loss) (%)	1.16	(2)	1.96	1.24	0.87	0.76	(2)
Supplemental Data
Net Assets end of year/period (000)	$78,709		$63,886	$65,314	$62,572	$32,423
Portfolio turnover(%)(3)	53		98	91	104	29

*       Per share data calculated using average shares method.

†             Commenced operations on May 8, 2020.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)          Annualized.

(3)        Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

(Concluded)

ETC 6 Meridian Quality Growth ETF

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,		Period Ended November 30, 2021†
			2023	2022
Net Asset Value, beginning of year/period	$25.27		$21.89	$26.78	$24.28
Investment Activities
Net Investment income (loss)*	(0.07)		(0.06)	0.02	(0.03)
Net realized and unrealized gain (loss)	2.77		3.46	(4.90)	2.53
Total from investment activities	2.70		3.40	(4.88)	2.50
Distributions to shareholders from:
Net Investment Income	—		(0.01)	(0.01)	—
Return of Capital	—		(0.01)	—	—	(1)
Total Distributions	—		(0.02)	(0.01)	—
Net Asset Value, end of year/period	$27.97		$25.27	$21.89	$26.78
Net Asset Value, Total Return (%)(2)	10.68		15.52	(18.23)	10.30
Ratios to Average Net Assets
Expenses (%)	1.00	(3)	1.00	1.00	1.00	(3)
Expenses excluding waivers (%)	1.00	(3)	1.01	1.08	1.52	(3)
Net investment income (loss) (%)	(0.48	)(3)	(0.26)	0.07	(0.18	)(3)
Supplemental Data
Net Assets end of year/period (000)	$40,563		$30,957	$29,005	$25,443
Portfolio turnover(%)(4)	31		59	84	40

*       Per share data calculated using average shares method.

†             Commenced operations on May 10, 2021.

(1)          Amount represents less than $0.01.

(2)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(3)          Annualized.

(4)        Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the six months ended May 31, 2024. These options were index options composed entirely of equity risk.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2024, if applicable. The amount of realized gain (loss) on Written Options are presented on the Statements of Operations as “Net Realized Gain (Loss) on Written Options”. The change in the net fair value of the Written Options are included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Written Options”.

For the six months ended May 31, 2024, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(398,971,523)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500, $1,000, $500, $500 and $500 per transaction, regardless of the number of Creation Units created in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500, $1,000, $500, $500 and $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board.

For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Funds’ business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s fee arrangement, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2025 (“Expense Cap”). The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between a Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

	Reimbursement Amount	Expiration Date
ETC 6 Meridian Quality Growth ETF	$19,418	November 30, 2024
ETC 6 Meridian Quality Growth ETF	22,457	November 30, 2025
ETC 6 Meridian Quality Growth ETF	4,093	November 30, 2026

During the six months ended May 31, 2024, the Adviser recaptured previously waived fees of $15,342 for ETC 6 Meridian Quality Growth ETF, which were due to expire on November 30, 2024.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Pursuant to an arrangement between the Adviser and the Sub-Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses above the Expense Cap and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended May 31, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$334,639,910	$374,217,378
ETC 6 Meridian Low Beta Equity Strategy ETF	46,832,235	47,319,425
ETC 6 Meridian Mega Cap Equity ETF	180,243,810	182,177,676
ETC 6 Meridian Small Cap Equity ETF	38,566,109	37,820,380
ETC 6 Meridian Quality Growth ETF	11,076,704	11,511,721

For the six months ended May 31, 2024, there were no purchases of long-term U.S. Government securities by the Funds.

For the six months ended May 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$272,741,266	$259,122,063	$46,315,466
ETC 6 Meridian Low Beta Equity Strategy ETF	39,559,600	32,548,226	6,652,878
ETC 6 Meridian Mega Cap Equity ETF	159,690,443	141,387,808	24,878,687
ETC 6 Meridian Small Cap Equity ETF	31,783,569	21,445,186	4,696,149
ETC 6 Meridian Quality Growth ETF	16,389,461	9,969,137	2,857,637

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the years ended November 30, 2023 and November 30, 2022, were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2023	$7,207,938	$—	$7,207,938
2022	6,013,160	—	6,013,160
ETC 6 Meridian Low Beta Equity Strategy ETF
2023	$2,332,485	$—	$2,332,485
2022	1,949,810	—	1,949,810
ETC 6 Meridian Mega Cap Equity ETF
2023	$3,928,312	$—	$3,928,312
2022	3,543,151	—	3,543,151
ETC 6 Meridian Small Cap Equity ETF
2023	$1,166,152	$—	$1,166,152
2022	834,121	—	834,121
ETC 6 Meridian Quality Growth ETF
2023	$12,666	$6,245	$18,911
2022	10,465	—	10,465

As of November 30, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$296,222	$118,974	$192,003	$115,132	$—
Post-October Losses	(10,793,435)	—	(1,833,201)	—	—
Capital Loss Carryforwards	(59,964,103)	(20,733,144)	(35,932,191)	(15,970,863)	(6,118,099)
Deferred Late-Year Losses	—	—	—	—	(65,557)
Unrealized Appreciation (Depreciation)	8,387,170	(1,739,729)	4,168,421	(278,566)	2,959,064
Other Temporary Differences	(3)	3	1	2	2
Total Distributable Earnings (Accumulated Losses)	$(62,074,149)	$(22,353,896)	$(33,404,967)	$(16,134,295)	$(3,224,590)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2023 through November 30, 2023, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2023 through November 30, 2023 and specified losses realized on investment transactions from November 1, 2022 through November 30, 2023.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$45,752,076	$14,212,027	$59,964,103
ETC 6 Meridian Low Beta Equity Strategy ETF	13,353,631	7,379,513	20,733,144
ETC 6 Meridian Mega Cap Equity ETF	28,139,222	7,792,969	35,932,191
ETC 6 Meridian Small Cap Equity ETF	11,572,281	4,398,582	15,970,863
ETC 6 Meridian Quality Growth ETF	4,773,755	1,344,344	6,118,099

For Federal income tax purposes, the cost of securities owned at November 30, 2023, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$372,368,605	$42,710,050	$(4,830,326)	$37,879,724
ETC 6 Meridian Low Beta Equity Strategy ETF	148,179,174	18,390,499	(6,992,877)	11,397,622
ETC 6 Meridian Mega Cap Equity ETF	216,985,596	25,373,270	(2,886,548)	22,486,722
ETC 6 Meridian Small Cap Equity ETF	74,829,740	7,068,747	(3,213,005)	3,855,742
ETC 6 Meridian Quality Growth ETF	35,763,103	5,959,283	(1,128,033)	4,831,250

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance there exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). Each Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Sector Focus Risk (ETC 6 Meridian Quality Growth ETF only). Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Funds may have exposure over time and should not be relied on as such.

Information Technology Sector Risk (ETC 6 Meridian Quality Growth ETF only). The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the Information Technology Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

ETC 6 Meridian

Notes to Financial Statements

May 31, 2024 (Unaudited) (Concluded)

7. OTHER

At May 31, 2024, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	2
ETC 6 Meridian Low Beta Equity Strategy ETF	3
ETC 6 Meridian Mega Cap Equity ETF	3
ETC 6 Meridian Small Cap Equity ETF	2
ETC 6 Meridian Quality Growth ETF	2

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

ETC 6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2023 to May 31, 2024) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,094.30	1.03%	$ 5.39
Hypothetical 5% Return	$ 1,000.00	$ 1,019.85	1.03%	$ 5.20
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,100.20	0.78%	$ 4.10
Hypothetical 5% Return	$ 1,000.00	$ 1,021.10	0.78%	$ 3.94
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,175.80	0.78%	$ 4.24
Hypothetical 5% Return	$ 1,000.00	$ 1,021.10	0.78%	$ 3.94
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,076.70	0.83%	$ 4.31
Hypothetical 5% Return	$ 1,000.00	$ 1,020.85	0.83%	$ 4.19
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,106.80	1.00%	$ 5.27
Hypothetical 5% Return	$ 1,000.00	$ 1,020.00	1.00%	$ 5.05

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

ETC 6 Meridian

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and managing the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2024 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETC 6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
Madison Avenue Financial Solutions, LLC
8301 E 21st St. North, Suite 150
Wichita, KS 67206

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-SA-001-0500

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Principal Executive Officer

Date: July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Principal Executive Officer

Date: July 19, 2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Principal Financial Officer

Date: July 19, 2024